Interest and similar income	12 Months Ended
Dec. 31, 2017
Interest and similar income [Abstract]
Interest and similar income

33. Interest and similar income

“Interest and similar income” in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, regardless the fair value measurement; and the rectifications of income as a result of hedge accounting. Interest is recognized through its gross value, without deducting any tax withheld at source.

The breakdown of the main items of interest and similar charges accrued in 2017, 2016 and 2015 is as follows:

Thousand of reais	2017	2016	2015

Cash and balances with the Brazilian Central Bank	5,953,765	7,315,570	4,625,467
Loans and advances - Credit institutions	5,107,355	7,472,729	5,075,636
Loans and advances - Customers	44,507,217	43,977,981	41,844,940
Debt instruments	13,456,802	14,783,164	14,872,834
Other interest	2,393,210	3,596,633	3,451,323
Total	71,418,349	77,146,077	69,870,200